Financial Assets Held for Trading at Fair Value Through Profit or Loss - Schedule of Other Financial Instruments (Details) - Other financial instruments [Member] - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Mutual fund investments
Total of other financial instruments	$ 402,259	$ 411,689
Funds Managed By Related Companies [Member] | Mutual Fund Investments [Member]
Mutual fund investments
Other financial instruments	400,222	408,121
Funds managed by third-party [Member] | Mutual Fund Investments [Member]
Mutual fund investments
Other financial instruments
Domestic equity instruments [Member] | Equity Instruments
Mutual fund investments
Other financial instruments	619	1,039
Foreign equity instruments [Member] | Equity Instruments
Mutual fund investments
Other financial instruments
Loans to Banks [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Commercial loans [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Residential Mortgage Loans [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Consumer loans [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Others [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments	$ 1,418	$ 2,529